Fair Value of Plan Assets by Asset Category (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 1,527,744		¥ 1,323,163		¥ 1,226,058
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	716,000	[1]	601,000	[1]
Japan | Trust for Benefit of Employees | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 681,000		¥ 572,000

[1]	This class includes equity securities held in the employee retirement benefit trusts of ¥572 billion and ¥681 billion at March 31, 2012 and 2013, respectively, which are well-diversified across industries.